Provisions and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

(in thousands of USD)	Onerous contract	Total

Balance at January 1, 2019	5,265	5,265

Assumed in a business combination (Note 25)	(3,049)	(3,049)
Provisions used during the year	(447)	(447)
Balance at December 31, 2019	1,769	1,769

Non-current	1,381	1,381
Current	388	388
Total	1,769	1,769

Balance at January 1, 2020	1,769	1,769

Adoption IFRS 16	—	—
Provisions used during the year	(388)	(388)
Balance at December 31, 2020	1,381	1,381

Non-current	1,154	1,154
Current	227	227
Total	1,381	1,381